Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Summary of Significant Accounting Policies [Abstract]
Summary of estimated useful lives of property plant and equipment
Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Electrical and fittings	-	10 years
Right of use asset	-	3 years

Summary of foreign exchange rates
The value of foreign currencies including, the US Dollar (
“
USD”), may fluctuate against the RM. Any significant variations of the aforementioned currencies relative to the RM may materially affect the Group’s financial condition in terms of reporting in RM. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2020	2021	2022
RM to USD Year End	4.0225	4.1750	4.4025
RM to USD Average Rate	4.1970	4.1403	4.3983